Victory Tax Exempt Money Market Fund Investment Strategy - Victory Tax Exempt Money Market Fund	Feb. 28, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	The Fund invests primarily in high-quality securities, the interest of which is excludable from gross income for federal income tax purposes (referred to herein as “tax-exempt securities”), with remaining maturities of 397 days or less. During normal market conditions, at least 80% of the Fund’s net assets will consist of tax-exempt securities.In addition, during normal market conditions, at least 80% of the Fund’s annual net investment income will be tax-exempt and excludable from the calculation of the federal alternative minimum tax (“AMT”) for individual taxpayers. This policy may be changed only by a shareholder vote.In pursuing its investment objective and implementing its investment strategies, the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (“Rule 2a-7”). Accordingly, the Fund restricts its investments to instruments that meet certain maturity and quality requirements under Rule 2a-7. Generally, such investments will be limited to a security with a remaining maturity of 397 calendar days or less that is determined to present minimal credit risk; issued by a money market fund; or issued or guaranteed by the U.S. government or any agency or instrumentality thereof.Under applicable federal securities laws, money market funds that qualify as “retail” (retail money market funds) or “government” (government money market funds) are permitted to utilize amortized cost to value their portfolio securities and to transact at a stable $1 NAV per share. The Fund operates as a retail money market fund in compliance with the requirements of Rule 2a-7; and as a retail money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.